Distribution Date:	09/15/21	CD 2017-CD6 Mortgage Trust
Determination Date:	09/09/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2017-CD6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Certificate Ratings Detail	7	Special Servicer	Argentic Services Company LP
Bond / Collateral Reconciliation - Balances	8		Andrew Hundertmark	(469) 609-2001
Current Mortgage Loan and Property Stratification	9-13		500 North Central Expressway,Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-19
			David Rodgers	(212) 310-9821
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		General Contact	(302) 636-4140
Modified Loan Detail	26		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	27	Rating Agency	DBRS, Inc.
Historical Bond / Collateral Loss Reconciliation Detail	28		DBRS, Inc.
Interest Shortfall Detail - Collateral Level	29		22 W. Washington St., | Chicago, IL 60602
Supplemental Notes	30	Rating Agency	Moody's Investors Service, Inc.
			General Contact	(212) 553-1653
			7 World Trade Center, | New York, NY 10007
		Controlling Class	Argentic Securities Income USA LLC
		Representative
			-
			, | ,
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street, | New York, NY 10004

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential                                                                                                                                                                                                                   Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	125039AA5	2.168000%	44,159,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	125039AB3	3.250000%	103,497,000.00	93,918,843.09	940,427.82	254,363.53	0.00	0.00	1,194,791.35	92,978,415.27	31.63%	30.00%
A-3	125039AC1	3.104000%	67,649,000.00	67,649,000.00	0.00	174,985.41	0.00	0.00	174,985.41	67,649,000.00	31.63%	30.00%
A-SB	125039AD9	3.332000%	61,062,000.00	61,062,000.00	0.00	169,548.82	0.00	0.00	169,548.82	61,062,000.00	31.63%	30.00%
A-4	125039AE7	3.190000%	209,460,000.00	209,460,000.00	0.00	556,814.50	0.00	0.00	556,814.50	209,460,000.00	31.63%	30.00%
A-5	125039AF4	3.456000%	257,521,000.00	257,521,000.00	0.00	741,660.48	0.00	0.00	741,660.48	257,521,000.00	31.63%	30.00%
A-M	125039AH0	3.709000%	104,865,000.00	104,865,000.00	0.00	324,120.24	0.00	0.00	324,120.24	104,865,000.00	21.22%	20.13%
B	125039AJ6	3.911000%	42,477,000.00	42,477,000.00	0.00	138,439.62	0.00	0.00	138,439.62	42,477,000.00	17.00%	16.13%
C	125039AK3	4.407752%	45,132,000.00	45,132,000.00	0.00	165,775.56	0.00	0.00	165,775.56	45,132,000.00	12.52%	11.88%
D	125039AQ0	2.750000%	18,060,000.00	18,060,000.00	0.00	41,387.50	0.00	0.00	41,387.50	18,060,000.00	10.73%	10.17%
E-RR	125039AT4	4.416502%	33,708,000.00	33,708,000.00	0.00	124,059.55	0.00	0.00	124,059.55	33,708,000.00	7.38%	7.00%
F-RR	125039AV9	4.416502%	23,894,000.00	23,894,000.00	0.00	87,939.92	0.00	0.00	87,939.92	23,894,000.00	5.01%	4.75%
G-RR	125039AX5	4.416502%	10,619,000.00	10,619,000.00	0.00	39,082.36	0.00	0.00	39,082.36	10,619,000.00	3.95%	3.75%
H-RR*	125039AZ0	4.416502%	39,822,721.00	39,822,721.00	0.00	155,424.31	0.00	0.00	155,424.31	39,822,721.00	0.00%	0.00%
S	125039BB2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	125039BC0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,061,925,721.00	1,008,188,564.09	940,427.82	2,973,601.80	0.00	0.00	3,914,029.62	1,007,248,136.27

Notional Certificates
X-A	125039AG2	1.061093%	848,213,000.00	794,475,843.09	0.00	702,510.64	0.00	0.00	702,510.64	793,535,415.27
X-B	125039AL1	0.505502%	42,477,000.00	42,477,000.00	0.00	17,893.52	0.00	0.00	17,893.52	42,477,000.00
X-D	125039AN7	0.482528%	63,192,000.00	63,192,000.00	0.00	25,409.95	0.00	0.00	25,409.95	63,192,000.00
Notional SubTotal			953,882,000.00	900,144,843.09	0.00	745,814.11	0.00	0.00	745,814.11	899,204,415.27

Deal Distribution Total					940,427.82	3,719,415.91	0.00	0.00	4,659,843.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	125039AA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	125039AB3	907.45473869	9.08652251	2.45768988	0.00000000	0.00000000	0.00000000	0.00000000	11.54421239	898.36821618
A-3	125039AC1	1,000.00000000	0.00000000	2.58666662	0.00000000	0.00000000	0.00000000	0.00000000	2.58666662	1,000.00000000
A-SB	125039AD9	1,000.00000000	0.00000000	2.77666667	0.00000000	0.00000000	0.00000000	0.00000000	2.77666667	1,000.00000000
A-4	125039AE7	1,000.00000000	0.00000000	2.65833333	0.00000000	0.00000000	0.00000000	0.00000000	2.65833333	1,000.00000000
A-5	125039AF4	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
A-M	125039AH0	1,000.00000000	0.00000000	3.09083336	0.00000000	0.00000000	0.00000000	0.00000000	3.09083336	1,000.00000000
B	125039AJ6	1,000.00000000	0.00000000	3.25916661	0.00000000	0.00000000	0.00000000	0.00000000	3.25916661	1,000.00000000
C	125039AK3	1,000.00000000	0.00000000	3.67312683	0.00000000	0.00000000	0.00000000	0.00000000	3.67312683	1,000.00000000
D	125039AQ0	1,000.00000000	0.00000000	2.29166667	0.00000000	0.00000000	0.00000000	0.00000000	2.29166667	1,000.00000000
E-RR	125039AT4	1,000.00000000	0.00000000	3.68041859	0.00000000	0.00000000	0.00000000	0.00000000	3.68041859	1,000.00000000
F-RR	125039AV9	1,000.00000000	0.00000000	3.68041852	0.00000000	0.00000000	0.00000000	0.00000000	3.68041852	1,000.00000000
G-RR	125039AX5	1,000.00000000	0.00000000	3.68041812	0.00000000	0.00000000	0.00000000	0.00000000	3.68041812	1,000.00000000
H-RR	125039AZ0	1,000.00000000	0.00000000	3.90290533	(0.22248681)	8.30276414	0.00000000	0.00000000	3.90290533	1,000.00000000
S	125039BB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	125039BC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	125039AG2	936.64662424	0.00000000	0.82822433	0.00000000	0.00000000	0.00000000	0.00000000	0.82822433	935.53790766
X-B	125039AL1	1,000.00000000	0.00000000	0.42125197	0.00000000	0.00000000	0.00000000	0.00000000	0.42125197	1,000.00000000
X-D	125039AN7	1,000.00000000	0.00000000	0.40210707	0.00000000	0.00000000	0.00000000	0.00000000	0.40210707	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	254,363.53	0.00	254,363.53	0.00	0.00	0.00	254,363.53	0.00
A-3	08/01/21 - 08/30/21	30	0.00	174,985.41	0.00	174,985.41	0.00	0.00	0.00	174,985.41	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	169,548.82	0.00	169,548.82	0.00	0.00	0.00	169,548.82	0.00
A-4	08/01/21 - 08/30/21	30	0.00	556,814.50	0.00	556,814.50	0.00	0.00	0.00	556,814.50	0.00
A-5	08/01/21 - 08/30/21	30	0.00	741,660.48	0.00	741,660.48	0.00	0.00	0.00	741,660.48	0.00
X-A	08/01/21 - 08/30/21	30	0.00	702,510.64	0.00	702,510.64	0.00	0.00	0.00	702,510.64	0.00
X-B	08/01/21 - 08/30/21	30	0.00	17,893.52	0.00	17,893.52	0.00	0.00	0.00	17,893.52	0.00
X-D	08/01/21 - 08/30/21	30	0.00	25,409.95	0.00	25,409.95	0.00	0.00	0.00	25,409.95	0.00
A-M	08/01/21 - 08/30/21	30	0.00	324,120.24	0.00	324,120.24	0.00	0.00	0.00	324,120.24	0.00
B	08/01/21 - 08/30/21	30	0.00	138,439.62	0.00	138,439.62	0.00	0.00	0.00	138,439.62	0.00
C	08/01/21 - 08/30/21	30	0.00	165,775.56	0.00	165,775.56	0.00	0.00	0.00	165,775.56	0.00
D	08/01/21 - 08/30/21	30	0.00	41,387.50	0.00	41,387.50	0.00	0.00	0.00	41,387.50	0.00
E-RR	08/01/21 - 08/30/21	30	0.00	124,059.55	0.00	124,059.55	0.00	0.00	0.00	124,059.55	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	87,939.92	0.00	87,939.92	0.00	0.00	0.00	87,939.92	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	39,082.36	0.00	39,082.36	0.00	0.00	0.00	39,082.36	0.00
H-RR	08/01/21 - 08/30/21	30	339,498.69	146,564.28	0.00	146,564.28	(8,860.03)	0.00	0.00	155,424.31	330,638.66
Totals			339,498.69	3,710,555.88	0.00	3,710,555.88	(8,860.03)	0.00	0.00	3,719,415.91	330,638.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

Additional Information
Total Available Distribution Amount (1)	4,659,843.73
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,724,912.41	Master Servicing Fee	5,847.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,266.24
Interest Adjustments	667.76	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	434.08
ARD Interest	0.00	Operating Advisor Fee	2,519.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,725,580.17	Total Fees	14,357.38

Principal		Expenses/Reimbursements
Scheduled Principal	940,427.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(31,202.26)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,128.84
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,881.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	940,427.82	Total Expenses/Reimbursements	(8,192.27)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,719,415.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	940,427.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,659,843.73
Total Funds Collected	4,666,007.99	Total Funds Distributed	4,666,008.84

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 30

Certificate Ratings Detail

				DBRS, Inc.			Fitch Ratings, Inc.		Moody's Investors Service, Inc
					Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed
	A1	125039AA5	AAA	Discontinued	09/01/21	AAA	PIF	09/01/21	Aaa	N/A	09/01/21
	A2	125039AB3	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	A3	125039AC1	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	ASB	125039AD9	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	A4	125039AE7	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	A5	125039AF4	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aaa	Aaa	09/01/21
	XA	125039AG2	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aa1	Aa1	09/01/21
	XB	125039AL1	AAA	AAA	09/01/21	AA-	AA-	09/01/21	NR	NR	09/01/21
	XD	125039AN7	A (high)	A (high)	09/01/21	BBB	BBB	09/01/21	NR	NR	09/01/21
	AM	125039AH0	AAA	AAA	09/01/21	AAA	AAA	09/01/21	Aa3	Aa3	09/01/21
	B	125039AJ6	AA (high)	AA (high)	09/01/21	AA-	AA-	09/01/21	NR	NR	09/01/21
	C	125039AK3	A (high)	A (high)	09/01/21	A-	A-	09/01/21	NR	NR	09/01/21
	D	125039AQ0	A	A	09/01/21	BBB	BBB	09/01/21	NR	NR	09/01/21
ERR		125039AT4	BBB	N/A	09/01/21	BBB-	N/A	09/01/21	NR	N/A	09/01/21
	FRR	125039AV9	BB (high)	N/A	09/01/21	BB-	N/A	09/01/21	NR	N/A	09/01/21
GRR		125039AX5	BB (low)	N/A	09/01/21	B-	N/A	09/01/21	NR	N/A	09/01/21
HRR		125039AZ0	NR	N/A	09/01/21	NR	N/A	09/01/21	NR	N/A	09/01/21
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,008,188,564.24	1,008,188,564.24	Beginning Certificate Balance	1,008,188,564.09
(-) Scheduled Principal Collections	940,427.82	940,427.82	(-) Principal Distributions	940,427.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,007,248,136.41	1,007,248,136.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,009,654,671.05	1,009,654,671.05	Ending Certificate Balance	1,007,248,136.27
Ending Actual Collateral Balance	1,008,426,953.80	1,008,426,953.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP
	9,999,999 or less	24	147,166,532.81	14.61%	63	4.5756	2.137997	1.39 or less	18	318,705,065.44	31.64%	61	4.5186	0.853426
10,000,000 to 19,999,999		14	191,219,734.70	18.98%	64	4.5504	1.250127	1.40 to 1.49	7	87,591,468.51	8.70%	70	4.4606	1.457095
20,000,000 to 39,999,999		19	542,404,589.89	53.85%	64	4.1812	2.055692	1.50 to 1.74	9	104,502,288.80	10.38%	65	4.3494	1.617014
40,000,000 to 59,999,999		1	50,000,000.00	4.96%	37	3.5410	2.426900	1.75 to 1.99	6	102,169,940.56	10.14%	71	4.5554	1.826634
	60,000,000 or greater	1	75,000,000.00	7.45%	74	4.3550	1.060100	2.00 to 2.99	11	257,872,094.09	25.60%	57	4.0788	2.465040
	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262	3.00 or Greater	8	134,950,000.00	13.40%	72	3.7978	3.546985
								Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	0	1,457,279.01	0.14%	73	4.4150	0.000000	Texas	9	42,363,091.77	4.21%	73	4.4241	1.471953
Arizona	5	19,442,878.00	1.93%	62	4.7904	1.218867	Utah	3	26,078,380.18	2.59%	74	4.4480	0.835900
Arkansas	4	16,405,306.14	1.63%	71	4.6533	1.749485	Virginia	3	13,591,751.98	1.35%	64	4.6465	1.401708
California	14	181,406,839.89	18.01%	62	3.8255	2.751222	Washington	1	13,000,000.00	1.29%	71	4.4700	3.032500
Connecticut	1	2,518,988.25	0.25%	72	3.7025	1.466100	Washington, DC	1	26,000,000.00	2.58%	74	3.6000	3.060600
Florida	9	83,831,235.28	8.32%	72	4.5361	2.096668	Totals	124	1,007,248,136.41	100.00%	63	4.2904	1.858262
Georgia	1	39,143,044.67	3.89%	71	4.4800	1.820200
									Property Type³
Illinois	4	43,498,537.16	4.32%	53	4.1070	0.201303
Indiana	3	18,907,912.14	1.88%	73	4.3340	1.868403		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	2,019,195.14	0.20%	51	5.2300	1.643700		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	17	24,602,346.94	2.44%	72	4.4112	1.339144	Defeased	0	1,457,279.01	0.14%	73	4.4150	0.000000
Louisiana	3	17,533,877.79	1.74%	71	4.7100	1.766400	Industrial	14	84,610,093.68	8.40%	71	4.4656	2.648413
Massachusetts	2	14,465,828.02	1.44%	72	3.7025	1.466100	Lodging	16	183,200,501.44	18.19%	53	4.5531	0.884861
Michigan	4	60,071,987.41	5.96%	34	4.5686	2.184500	Mixed Use	3	119,232,861.26	11.84%	74	4.1228	1.587191
Missouri	1	959,494.02	0.10%	72	3.7025	1.466100	Multi-Family	4	34,795,379.22	3.45%	72	4.4760	3.377923
Nevada	2	16,088,260.99	1.60%	71	4.4440	1.369663	Office	36	343,921,535.89	34.14%	58	4.0608	2.350563
New Jersey	3	79,934,183.07	7.94%	74	4.3397	1.107189	Retail	25	172,154,588.20	17.09%	69	4.6295	1.402584
New Mexico	2	11,015,254.85	1.09%	32	5.4989	0.839613	Self Storage	26	67,875,897.56	6.74%	72	3.8629	1.737590
New York	8	100,846,098.71	10.01%	55	4.0122	1.390538	Totals	124	1,007,248,136.41	100.00%	63	4.2904	1.858262
North Carolina	3	33,439,434.56	3.32%	71	4.3300	2.791528
Ohio	7	37,151,253.09	3.69%	52	4.8319	2.163709
Pennsylvania	1	21,648,282.03	2.15%	72	4.3400	1.381400
Rhode Island	1	11,620,000.00	1.15%	71	4.5450	1.006200
South Carolina	2	40,424,030.29	4.01%	59	4.3699	2.061355
Tennessee	9	7,783,364.88	0.77%	64	5.5600	1.611500

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP
	3.9999% or less	11	264,247,411.85	26.23%	65	3.6201	2.683661	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	8	129,708,364.57	12.88%	53	4.1453	1.291528	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	14	277,713,046.98	27.57%	73	4.4129	1.613969	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	13	236,217,322.80	23.45%	62	4.6250	1.737831	37 months to 48 months	34	652,331,874.24	64.76%	63	4.2152	1.715192
	4.7500% or greater	13	97,904,711.20	9.72%	51	5.1355	1.370323	49 months or greater	25	353,458,983.16	35.09%	65	4.4287	2.123826
	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP
	60 months or less	10	183,974,248.66	18.27%	25	4.3508	1.303062	Interest Only	15	362,870,000.00	36.03%	63	3.9758	2.124962
	61 months to 83 months	49	821,816,608.74	81.59%	72	4.2767	1.983204	59 months or greater	44	642,920,857.40	63.83%	64	4.4677	1.708569
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262
	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	1,457,279.01	0.14%	73	4.4150	NAP				None
Underwriter's Information		2	45,264,941.28	4.49%	70	3.7620	1.613438
	12 months or less	56	921,168,845.30	91.45%	63	4.2983	1.874800
	13 months to 24 months	1	39,357,070.82	3.91%	71	4.7100	1.766400
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	1,007,248,136.41	100.00%	63	4.2904	1.858262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304101914	MU	Morristown	NJ	Actual/360	4.35525%	281,260.42	0.00	0.00	N/A	11/06/27	--	75,000,000.00	75,000,000.00	04/06/20
2	309151002	SS	Various	Various	Actual/360	3.70325%	57,362.57	44,947.32	0.00	N/A	09/06/27	--	17,991,789.24	17,946,841.92	09/06/21
2A	309151102				Actual/360	3.70325%	114,725.14	89,894.64	0.00	N/A	09/06/27	--	35,983,578.63	35,893,683.99	09/06/21
3	656120733	OF	Burbank	CA	Actual/360	3.54125%	152,459.72	0.00	0.00	N/A	10/06/24	--	50,000,000.00	50,000,000.00	09/06/21
4	309151004	LO	Savannah	GA	Actual/360	4.48025%	151,240.76	61,068.25	0.00	N/A	08/06/27	--	39,204,112.92	39,143,044.67	09/06/21
5	309151005	OF	Troy	MI	Actual/360	4.56025%	154,654.13	55,826.72	0.00	N/A	10/06/22	--	39,385,601.19	39,329,774.47	09/06/21
6	309151006	LO	Various	Various	Actual/360	4.71025%	159,819.90	47,875.71	0.00	N/A	08/06/27	--	39,404,946.53	39,357,070.82	03/06/21
7	309151007	MU	Lawrence	NY	Actual/360	3.53925%	106,661.53	0.00	0.00	N/A	11/06/27	--	35,000,000.00	35,000,000.00	09/06/21
8	309151008	OF	Columbia	SC	Actual/360	4.12025%	111,859.83	44,346.04	0.00	N/A	10/06/27	--	31,529,548.23	31,485,202.19	09/06/21
9	304101921	LO	New York	NY	Actual/360	4.19025%	114,736.17	0.00	0.00	N/A	11/06/22	--	31,800,000.00	31,800,000.00	09/06/21
10	656120697	OF	Santa Ana	CA	Actual/360	3.61625%	98,084.00	0.00	0.00	N/A	08/01/27	--	31,500,000.00	31,500,000.00	09/01/21
11	301741226	IN	Jacksonville	FL	Actual/360	4.45125%	100,461.21	40,596.63	0.00	N/A	10/06/27	--	26,210,881.61	26,170,284.98	09/06/21
12	304101913	LO	Various	UT	Actual/360	4.44825%	100,040.21	40,262.83	0.00	N/A	11/06/27	--	26,118,643.01	26,078,380.18	09/06/21
13	309151013	IN	Various	OH	Actual/360	4.66025%	103,239.05	38,725.94	0.00	N/A	08/06/27	--	25,727,577.05	25,688,851.11	09/06/21
14	309151014	OF	Washington DC	DC	Actual/360	3.60025%	80,600.00	0.00	0.00	N/A	11/01/27	--	26,000,000.00	26,000,000.00	09/01/21
15	309151015	OF	Sunnyvale	CA	Actual/360	3.63625%	79,068.62	0.00	0.00	N/A	08/06/27	--	25,250,000.00	25,250,000.00	09/06/21
16	304101900	Various Overland Park		KS	Actual/360	4.45025%	89,524.96	36,404.73	0.00	N/A	09/06/27	--	23,362,801.94	23,326,397.21	09/06/21
17	301741214	IN	Durham	NC	Actual/360	4.07025%	78,856.25	0.00	0.00	N/A	08/06/27	--	22,500,000.00	22,500,000.00	09/06/21
18	309151018	OF	Allentown	PA	Actual/360	4.34025%	81,010.50	28,378.56	0.00	N/A	09/01/27	--	21,676,660.59	21,648,282.03	09/01/21
19	304101917	RT	New York	NY	Actual/360	4.55925%	84,404.82	0.00	0.00	N/A	11/06/27	--	21,500,000.00	21,500,000.00	09/06/21
20	304101896	LO	Chicago	IL	Actual/360	4.22025%	70,983.29	45,129.55	0.00	N/A	10/06/24	--	19,533,699.84	19,488,570.29	04/06/20
21	301741232	RT	Lubbock	TX	Actual/360	4.72625%	84,485.92	26,577.14	0.00	N/A	10/06/27	--	20,760,195.38	20,733,618.24	09/06/21
23	656120736	OF	Santa Monica	CA	Actual/360	3.56325%	61,354.17	0.00	0.00	N/A	08/09/27	--	20,000,000.00	20,000,000.00	09/09/21
24	301741224	RT	Baldwin Park	CA	Actual/360	4.84025%	74,354.10	25,792.21	0.00	N/A	09/06/27	--	17,840,225.58	17,814,433.37	09/06/21
25	304101919	OF	Santa Monica	CA	Actual/360	4.51025%	66,992.29	0.00	0.00	N/A	11/06/27	--	17,250,000.00	17,250,000.00	09/06/21
26	301741221	MF	Royal Oak	MI	Actual/360	4.61525%	62,697.87	19,468.72	0.00	N/A	09/06/27	--	15,776,908.69	15,757,439.97	09/06/21
27	306711103	RT	Gurnee	IL	Actual/360	3.99025%	16,321.63	0.00	0.00	N/A	10/01/26	--	4,685,628.65	4,685,628.65	01/01/21
27A	306711104				Actual/360	3.99025%	32,643.25	0.00	0.00	N/A	10/01/26	--	9,371,257.29	9,371,257.29	01/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	301741231	RT	Miramar	FL	Actual/360	4.41525%	44,012.11	21,575.35	(2,720.99)	N/A	10/06/27	--	13,036,634.78	11,555,059.43	09/06/21

28A	309151001	RT	Miramar	FL	Actual/360	4.41525%	5,550.64	2,720.99	2,720.99	N/A	10/06/27	--	0.00	1,457,279.01	09/06/21
29	309151029	OF	Everett	WA	Actual/360	4.47025%	50,039.17	0.00	0.00	N/A	08/01/27	--	13,000,000.00	13,000,000.00	09/01/21
30	301741209	LO	Henderson	NV	Actual/360	4.73225%	47,317.27	25,240.75	0.00	N/A	08/06/27	--	11,612,234.29	11,586,993.54	09/06/21
31	407004724	RT	Bradenton	FL	Actual/360	5.00025%	50,287.70	16,546.59	0.00	N/A	07/06/27	--	11,679,723.77	11,663,177.18	08/06/21
32	301741217	OF	Various	OH	Actual/360	5.21725%	51,558.85	14,460.53	0.00	N/A	07/06/22	--	11,476,862.51	11,462,401.98	09/06/21
33	301741215	RT	Cranston	RI	Actual/360	4.54525%	45,477.78	0.00	0.00	N/A	08/06/27	--	11,620,000.00	11,620,000.00	09/06/21
34	301741216	RT	Palm Harbor	FL	Actual/360	4.68225%	45,627.25	13,762.35	0.00	N/A	09/06/27	--	11,317,061.96	11,303,299.61	09/06/21
35	625100227	RT	Various	AZ	Actual/360	5.03025%	44,712.97	16,240.16	0.00	N/A	01/05/26	--	10,323,010.22	10,306,770.06	09/05/21
36	301741212	RT	Various	Various	Actual/360	4.30525%	38,845.18	13,889.90	0.00	N/A	08/06/27	--	10,478,637.25	10,464,747.35	09/06/21
37	309151037	MU	Indianapolis	IN	Actual/360	4.45025%	35,445.49	17,139.44	0.00	N/A	10/06/27	--	9,250,000.70	9,232,861.26	09/06/21
38	309151038	OF	Cutler Bay	FL	Actual/360	4.14025%	33,130.10	15,422.06	0.00	N/A	08/01/27	--	9,293,156.55	9,277,734.49	09/01/21
39	309151039	RT	Suffolk	VA	Actual/360	4.56025%	35,405.33	13,069.05	0.00	N/A	06/01/27	--	9,016,637.37	9,003,568.32	09/01/21
40	656120730	OF	Tucson	AZ	Actual/360	4.52025%	35,608.96	12,639.10	0.00	N/A	10/06/27	--	9,148,747.04	9,136,107.94	09/06/21
41	656120713	LO	Hilton Head Island	SC	Actual/360	5.25025%	40,465.18	11,994.17	0.00	N/A	08/06/22	--	8,950,822.27	8,938,828.10	09/06/21
42	304101906	MF	Fountain Valley	CA	Actual/360	3.45025%	25,549.17	0.00	0.00	N/A	10/06/27	--	8,600,000.00	8,600,000.00	09/06/21
43	625100268	Various Various		TN	Actual/360	5.56025%	37,340.42	15,748.82	0.00	N/A	01/05/27	--	7,799,113.66	7,783,364.84	09/05/21
44	309151044	OF	Indianapolis	IN	Actual/360	4.13025%	29,003.61	11,159.14	0.00	N/A	09/06/27	--	8,155,352.99	8,144,193.85	09/06/21
45	407004705	LO	Albuquerque	NM	Actual/360	5.90025%	34,627.50	8,078.33	0.00	N/A	06/06/22	--	6,815,692.18	6,807,613.85	08/06/21
46	309151046	OF	Dallas	TX	Actual/360	4.49025%	25,347.40	10,078.99	0.00	N/A	10/06/27	--	6,555,833.74	6,545,754.75	09/06/21
47	301741229	MF	Fayetteville	NC	Actual/360	5.28825%	28,407.32	8,193.62	0.00	N/A	10/06/27	--	6,238,491.87	6,230,298.25	09/06/21
48	301741225	RT	Lubbock	TX	Actual/360	4.47025%	21,056.59	6,965.60	0.00	N/A	09/06/27	--	5,470,427.75	5,463,462.15	09/06/21
49	309151049	SS	Amelia Island	FL	Actual/360	4.28025%	18,796.33	0.00	0.00	N/A	11/06/27	--	5,100,000.00	5,100,000.00	09/06/21
50	304101909	SS	Eastpointe	MI	Actual/360	4.49025%	19,297.28	6,260.33	0.00	N/A	11/06/27	--	4,991,033.30	4,984,772.97	09/06/21
51	407004709	MF	Alamogordo	NM	Actual/360	4.85025%	17,598.42	6,147.71	0.00	N/A	07/06/27	--	4,213,788.71	4,207,641.00	09/06/21
52	304101916	RT	Pennsauken	NJ	Actual/360	4.20025%	14,535.95	6,491.79	0.00	N/A	11/06/27	--	4,019,155.54	4,012,663.75	09/06/21
53	407004714	RT	San Francisco	CA	Actual/360	4.86925%	16,771.00	0.00	0.00	N/A	07/06/27	--	4,000,000.00	4,000,000.00	09/06/21
54	304101907	SS	Various	Various	Actual/360	4.72025%	16,076.16	4,717.46	0.00	N/A	11/06/27	--	3,955,316.24	3,950,598.78	09/06/21

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
55	625100220	RT	Richmond	VA	Actual/360	5.04025%	16,604.52	4,831.42	0.00	N/A	01/05/26	--	3,825,926.19	3,821,094.77	09/05/21
56	309151056	IN	Niagara Falls	NY	Actual/360	4.77025%	11,744.11	9,293.67	0.00	N/A	11/06/27	--	2,859,186.33	2,849,892.66	09/06/21
57	304101904	IN	Newark	CA	Actual/360	4.00025%	10,333.33	0.00	0.00	N/A	10/06/27	--	3,000,000.00	3,000,000.00	09/06/21
58	625100215	RT	West Burlington	IA	Actual/360	5.23025%	9,104.77	2,465.51	0.00	N/A	12/05/25	--	2,021,660.65	2,019,195.14	09/05/21
Totals							3,725,580.17	940,427.82	0.00				1,008,188,564.24	1,007,248,136.41
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,381,776.31	0.00	--	--	09/07/21	3,300,005.61	53,875.80	2,438,311.69	2,438,311.69	0.00	0.00
2	10,766,389.00	5,921,922.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	62,660,595.35	31,339,027.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,413,339.10	5,093,866.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,862,352.91	3,521,499.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,296,481.00	6,370,328.00	04/01/19	03/31/20	08/09/21	0.00	34,126.38	1,211,037.10	1,211,037.10	0.00	0.00
7	3,206,224.84	1,701,312.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,314,999.29	2,268,722.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,855,098.14)	194,183.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,245,822.96	2,196,836.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,124,659.48	2,290,878.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,256,138.94	1,638,447.65	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,855,309.79	2,164,334.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	22,807,703.00	22,948,396.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	15,720,678.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	22,533,590.58	10,288,223.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,719,101.00	1,518,164.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,721,835.00	1,223,503.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,475,553.00	765,166.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(1,641,807.62)	(449,804.16)	01/01/21	03/31/21	--	0.00	0.00	1,225,110.24	1,225,110.24	0.00	0.00
21	1,051,560.74	817,598.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	59,805,804.42	27,212,474.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,354,481.28	432,622.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,180,339.11	603,732.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,292,569.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	17,733,131.00	0.00	--	--	--	0.00	0.00	138,992.01	138,992.01	0.00	0.00
27A	0.00	0.00	--	--	--	0.00	0.00	202,217.81	202,217.81	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,555,209.12	844,437.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,910,043.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,019,183.50	1,301,760.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,278,704.19	263,980.07	01/01/21	03/31/21	--	0.00	0.00	66,784.00	66,784.00	0.00	0.00
32	0.00	1,744,054.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,091,588.12	164,897.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,065,162.47	530,504.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,321,858.27	617,026.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,078,111.13	320,543.35	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	2,559,864.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	775,273.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	822,414.09	426,947.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	686,808.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	435,819.28	1,136,154.13	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	2,650,079.76	1,292,842.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,018,272.41	288,600.50	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,157,883.75	602,639.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	121,364.65	0.00	--	--	--	0.00	0.00	408,464.52	408,464.52	0.00	0.00
46	1,177,246.74	581,720.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	959,055.11	505,126.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	460,909.96	246,073.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	815,270.43	241,047.73	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	607,760.49	306,216.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	571,442.06	297,857.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	502,513.00	267,205.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	323,390.45	131,666.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	413,728.47	220,283.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	452,047.83	101,369.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	341,220.51	177,364.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	440,390.96	222,302.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	248,753.48	60,505.17	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	300,369,625.83	143,729,836.96				3,300,005.61	88,002.18	5,690,917.37	5,690,917.37	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290415%	4.245495%	63
08/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	39,404,946.53	0	0.00	0	0.00	4.290571%	4.245665%	64
07/15/21	0	0.00	0	0.00	1	39,452,628.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290726%	4.245835%	65
06/15/21	0	0.00	0	0.00	1	39,505,266.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.290900%	4.246024%	66
05/14/21	0	0.00	0	0.00	1	39,552,543.38	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	4.291053%	4.242716%	67
04/15/21	0	0.00	0	0.00	2	114,604,790.19	1	6,849,819.06	0	0.00	2	14,056,885.94	0	0.00	0	0.00	4.291224%	4.241213%	68
03/15/21	0	0.00	0	0.00	2	114,651,665.25	1	6,857,684.05	0	0.00	0	0.00	0	0.00	0	0.00	4.291375%	4.236504%	69
02/16/21	0	0.00	0	0.00	5	135,397,406.71	1	6,868,869.40	0	0.00	1	6,868,869.40	0	0.00	0	0.00	4.291654%	4.229458%	70
01/15/21	0	0.00	0	0.00	6	155,332,098.88	1	6,876,638.09	0	0.00	1	19,856,510.48	0	0.00	0	0.00	4.291796%	4.229603%	71
12/15/20	0	0.00	0	0.00	7	164,505,070.03	0	0.00	0	0.00	1	20,982,455.35	0	0.00	0	0.00	4.291936%	4.229747%	72
11/16/20	0	0.00	0	0.00	8	185,660,030.02	0	0.00	0	0.00	1	18,081,834.59	0	0.00	0	0.00	4.292095%	4.228547%	73
10/16/20	0	0.00	0	0.00	8	185,817,613.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.292230%	4.228684%	74
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	407004724 08/06/21		0	B	66,784.00	66,784.00	0.00	11,679,723.77
Totals					66,784.00	66,784.00	0.00	11,679,723.77

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		27,208,844	27,208,844	0		0
13 - 24 Months		71,129,774	71,129,774	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		69,488,570	69,488,570	0		0
49 - 60 Months		16,147,060	16,147,060	0		0
> 60 Months		823,273,888	823,273,888	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,007,248,136	1,007,248,136	0	0	0	0
Aug-21	1,008,188,564	1,008,188,564	0	0	0	0
Jul-21	1,009,125,396	969,672,767	0	0	39,452,629	0
Jun-21	1,010,132,955	970,627,689	0	0	39,505,266	0
May-21	1,011,062,346	971,509,803	0	0	39,552,543	0
Apr-21	1,012,062,731	897,457,941	0	0	114,604,790	0
Mar-21	1,012,984,738	898,333,073	0	0	114,651,665	0
Feb-21	1,013,885,405	878,487,999	0	0	135,397,407	0
Jan-21	1,014,823,478	859,491,379	0	0	155,332,099	0
Dec-20	1,015,757,974	851,252,904	0	0	164,505,070	0
Nov-20	1,016,765,591	831,105,561	0	0	185,660,030	0
Oct-20	1,017,682,150	831,864,537	0	0	185,817,613	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	304101914	75,000,000.00	75,000,000.00	158,600,000.00	06/01/21	7,040,555.31	1.06010	12/31/20	11/06/27	I/O
6	309151006	39,357,070.82	39,651,665.25	75,000,000.00	04/01/21	5,528,209.00	1.76640	03/31/20	08/06/27	313
Totals		114,357,070.82	114,651,665.25	233,600,000.00		12,568,764.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	304101914	MU	NJ	06/26/20	9

The loan is current and performing as agreed under a forbearance agreement. The borrower has nearly completed an approximate $15mm PIP for the hotel and approximate $4.8mm renovation for the commercial component of the collateral.

	The SS anticipate	s returning the loan to the MS upon completion of the PIP circa 10/21.

6	309151006	LO	Various	05/13/20	9

Asset transferred to special servicing 5/13/20 due to Payment Default. Forbearance Agreement executed 7/30/2021 provides for forbearance of remedies conditioned upon performance under a debt service deferral period that phases out by the end of 2022. Bwr remitted over $5.0 million at closing toward amounts due on the loan, including delinquent debt service and Lender's costs and expenses. Excess cash flow after monthly cash management waterfall payments will be applied to deferred amounts. Cash Management will remain in place until all deferred amounts are repaid and loan meets other criteria to exit cash management. TTM 7/31/2021 performance for the portfolio indicates NCF DSCR of approx. .97 on

P&I payments, after giving effect an FF& E deposit holiday provided by the franchisor on 6 of the 7 properties.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	304101914	75,000,000.00	4.35503%	75,000,000.00	4.35503%	10	04/27/21	04/06/20	05/10/21
6	309151006	0.00	4.71003%	0.00	4.71003%	10	07/30/21	09/06/20	08/09/21
20	304101896	0.00	4.22003%	0.00	4.22003%	10	12/18/20	12/09/20	--
21	301741232	21,010,770.99	4.72603%	20,982,455.35	4.72603%	10	11/05/20	11/05/20	12/07/20
24	301741224	18,106,516.96	4.84003%	18,081,834.59	4.84003%	10	09/04/20	06/17/20	11/09/20
27	306711103	4,685,628.65	3.99003%	4,685,628.65	3.99003%	10	12/31/20	05/01/20	03/09/21
27A	306711104	9,371,257.29	3.99003%	9,371,257.29	3.99003%	10	12/31/20	05/01/20	03/09/21
45	407004705	6,876,638.09	5.90003%	6,868,869.40	5.90003%	10	02/05/21	02/02/21	02/09/21
Totals		135,050,811.98		134,990,045.28
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,483.01	0.00	0.00	(31,202.26)	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	(3,500.00)	0.00	580.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	555.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	(222.59)	0.00	0.00	0.00	160.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27A	(445.17)	0.00	0.00	0.00	321.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	262.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	(667.76)	0.00	21,128.84	0.00	1,881.15	(31,202.26)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,860.03)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30